Condensed Consolidating Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Common Stock, par value	$ 0.001	$ 0.001
Authorized capital stock, common stock	100,000,000	100,000,000
Common Stock, shares issued	53,213,264	44,859,220
Common stock, shares outstanding	53,213,264	44,859,220
8.875% Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate	8.875%
Due date	2020